Investment Strategy	Apr. 01, 2026
Zacks Earnings Consistent Portfolio ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by constructing a portfolio of companies that exhibit a track record of moving through recessionary periods with little to minimal impact on aggregate earnings growth relative to the overall equity market.

The Fund’s portfolio is typically composed of 50-120 U.S. exchange-listed companies with the highest stability in their historic and forecasted earnings per share (“EPS”). Historic EPS stability is determined by evaluating the variability of the company’s EPS over the past 15 years, or such shorter time period if the company has a track record of less than 15 years. Forecasted EPS stability is determined by evaluating the forecasted variability of the company’s earnings over the next 2 years. Those companies with the least variability, as determined by the Advisor, are considered for selection for the Fund’s portfolio. These quantitative screens are combined with the qualitative judgment of the portfolio manager based on an analysis of financial statement filing consistency, profitability, earnings stability in recessionary periods, valuation, and improving fundamentals (revenue estimates and earnings estimates).

The Advisor selects the Fund’s portfolio securities from a universe of the largest 750 equity securities listed in the U.S. equity market, which may be a combination of large, mid, and small capitalization companies. The Advisor then selects 100 companies based on the qualitative judgment of the portfolio manager described above. The 50-120 companies with the highest historic and forecasted EPS stability are then selected for the Fund’s portfolio.

The portfolio is generally rebalanced on a weekly basis. However, the Advisor may rebalance the portfolio at other times due to things like corporate actions, such as mergers and acquisitions.

Zacks Focus Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by constructing a portfolio of companies that exhibit sound fundamentals and superior growth potential relative to the overall U.S. equity market.

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies that exhibit strong earnings growth potential. Earnings growth potential is determined by upward earnings revisions and projected earnings growth rates. Companies with such qualities generally, in the Advisor’s opinion, represent good, long-term investment opportunities.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of all U.S. exchange-listed companies. Of this universe, the Advisor constructs the Fund’s portfolio to include 40 to 120 positions using both quantitative and qualitative analysis in an effort to outperform the Russell 1000 Growth Index.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

The Fund is classified as non-diversified, which means it can hold as few as 12 securities and a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Zacks Small/Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to generate positive risk-adjusted returns (positive rate of return after adjustment for the amount of risk taken) by, under normal circumstances, investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of small and midsize companies listed on U.S. stock exchanges or derivatives linked to such securities. The small and mid-cap securities are generally common stock selected from constituents in the Russell Midcap® Index and Russell 2000® Index. As of February 28, 2026, the average market capitalization of the constituents in the Russell Midcap® Index was $34.15 billion, and the average market capitalization of the constituents in the Russell 2000® Index was $5.4 billion. The Fund is actively managed. The Fund may invest in companies in any economic sector.

The Advisor constructs the Fund’s portfolio using both quantitative and qualitative analysis. The companies included in the portfolio are selected from the constituents of the Russell 2000® Index and Russell Midcap® Index. The companies selected for the Fund’s portfolio are considered by the Advisor to have sound fundamentals and growth potential to outperform a 50/50 blend of the Russell 2000® Index and Russell Midcap® Index in the long-term based on the Advisor’s quantitative analysis. The Advisor utilizes a quantitative model focused on four factors: Agreement (percentage of earnings estimate revisions that are revised upward), Magnitude (size of the earnings estimate revisions), Upside (where the most accurate or recent earnings estimates are coming in relative to the consensus) and Surprise (the magnitude and frequency of earnings surprises). Earnings surprises are a concept created by the Advisor’s affiliate, Zacks Investment Research, and are defined as the difference between reported earnings per share and consensus or average earnings estimates from sell-side analysts. Consensus estimates refer to the average forecasts of a group of sell-side analysts as to what a company is expected to earn or lose in a given period of time (quarterly or annually). The data for the quantitative analysis is provided by Zacks Investment Research, which derives the data from information provided by sell-side analysts. The Advisor constructs a portfolio of between 150-250 positions based on the qualitative judgement of the portfolio manager after reviewing the above factors using the quantitative data described above. Once selected for the Fund’s portfolio, a company may be maintained in the portfolio even if it is subsequently removed from the Russell 2000® Index or Russell Midcap® Index.

The Fund invests about 30%-70% of the value of its net assets in small cap equity securities and about 30%-70% in mid cap equity securities. The Fund may also invest up to 20% of the Fund’s net assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Advisor’s opinion, there are not sufficient companies appropriate for investment. As an alternative to holding cash or cash equivalents, the Advisor may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”).

The portfolio is generally rebalanced on a monthly basis using the quantitative analysis described above. However, the Advisor may rebalance the portfolio at other times based on qualitative factors like corporate actions, such as mergers and acquisitions, and spin-offs.

Zacks Quality International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to generate positive risk-adjusted returns by, under normal circumstances, investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities (including common stock and depositary receipts) issued by publicly listed companies in non-U.S. markets. The Fund primarily invests in the securities of companies in countries with developed markets. The Fund defines developed markets as those countries having more mature economies and advanced capital markets (for example, Japan, Germany, and Great Britain). The Fund may also invest in other open-end and closed-end funds and exchange-traded funds (“ETFs”) whose investment objectives are to invest in equity securities issued by publicly listed companies in non-U.S. markets (collectively, “Underlying Funds”). For purposes of the Fund’s 80% policy, investments in Underlying Funds shall be deemed equivalent to a direct investment in such fund’s underlying investment holdings.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of large- and mid-cap companies, primarily in developed markets, excluding North America. Of this universe, the Advisor constructs the Fund’s portfolio to include between 75 and 250 positions using both a proprietary quantitative model and qualitative judgement in an effort to outperform, before the reduction of fees and expenses, the Bloomberg Developed Markets ex N. America Large and Mid-Cap Index. Positions will be chosen based on their contribution to the overall risk/return profile of the Fund based on the investment adviser’s proprietary quantitative model and an evaluation of various qualitative factors (which may include, but are not limited to, revisions to analysts’ earnings estimates, reported earnings per share that exceed sell-side analysts’ expectations, and momentum before and after adjusting for the exchange rate in local currency to U.S. dollars, among other factors). The expectation is that, under normal market conditions, at the time of purchase, a particular position will represent between 15 basis points (0.15%) and three percent (3%) of the Fund’s total portfolio.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs or in reaction to market events, earnings reports, and other specific or global events.

Zacks All-Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model (approximately 300 securities), the portfolio manager selects stocks with strong earnings potential using traditional “bottom-up” valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors and over 200 industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2025, 31.0% of the Fund’s assets were invested in the technology sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Zacks Small-Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio manager selects small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of April 30, 2025, the market capitalizations of companies included in the Russell 2000® Index were between $5.24 billion and $39.26 billion. The Russell 2000® Index is reconstituted annually, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization characteristics.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process using quantitative and qualitative criteria. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2025, 31.0% of the Fund’s assets were invested in the financial sector and 28.9% of the Fund’s assets were invested in the industrials sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Zacks Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities of dividend paying companies organized or headquartered in the United States. The Fund’s equity investments include common stock, preferred stock, rights and warrants. The Advisor intends to invest the Fund’s assets in the equity securities of companies that the Advisor believes are undervalued based on their earnings, dividends, assets, or other financial measures. While the Fund may invest in companies of any market capitalization, it will generally focus on companies with large capitalizations ($10 billion or higher at the time of purchase). The Fund may also invest in exchange-traded funds (“ETFs”), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. In addition, the Fund may also invest in American Depositary Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

The Advisor employs a bottom-up investment approach to buying and selling investments for the Fund. The Advisor selects investments primarily based on quantitative analysis of an individual issuer and its potential for capital appreciation and dividend income. The Advisor uses a quantitative model that analyzes an issuer’s dividend yield, earnings, cash flows, competitive position, and management ability. The primary aim of this quantitative model is to systematically evaluate an issuer’s valuation, price and earnings momentum and earnings quality. In addition to considering a company’s financial condition the Advisor also considers other factors such as general market, economic, political, and regulatory conditions. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2025, 22.2% of the Fund’s assets were invested in the financials sector. The sectors in which the Fund is more heavily invested will vary.